Feb. 08, 2021
MassMutual RetireSMARTSM by JPMorgan 2060 Fund
MassMutual RetireSMARTSM by JPMorgan 2060 Fund
MASSMUTUAL SELECT FUNDS
MassMutual RetireSMARTSM by JPMorgan 2060 Fund
Supplement dated February 8, 2021, to the
Prospectus dated February 1, 2021 and the
Summary Prospectus dated February 1, 2021
This supplement provides new and additional information beyond that contained in the Prospectus and the Summary Prospectus. It should be retained and read in conjunction with the Prospectus and Summary Prospectus.

The following information replaces the third paragraph under the heading Principal Investment Strategies in the section titled Investments, Risks, and Performance (on page 137 of the Prospectus):
The glide path depicted in the chart below shows how the Fund’s strategic target allocations among asset and sub-asset classes generally become more conservative as the target retirement date approaches (typically more emphasis on fixed income and less on equity). The table accompanying the chart is simply the glide path in tabular form. The glide path below shows the Fund’s strategic target allocations initially established in 2021.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE